Balance Sheet Components (Tables)	9 Months Ended
Feb. 29, 2024
Balance Sheet Components [Abstract]
Schedule of Property and Equipment, Net	Property and equipment consist of the following (in 000’s):
	Three Months Ended
	February 29, 2024	May 31, 2023
Computer Equipment	$55	$37
Leasehold Improvements	18	10
Tools and Equipment	48	27
Website Design	110	—
Vehicles	16	16
	247	90
Accumulated Depreciation	(78)	(38)
Total Property and Equipment, net	$169	$52

Schedule of Prepaid Expenses	Prepaid Expenses consisted of the following (in 000’s):
	February 29, 2024	May 31, 2023
Prepaid insurance	$264	$3
Prepaid software	5	-
Prepaid legal fees	67	-
Prepaid advisory	1,590	-
Other general prepaid expenses	93	-
Total Prepaid expenses	$2,019	$3

Schedule of Accrued Expenses	Accrued Expenses consisted of the following (in 000’s):
	February 29, 2024	May 31, 2023
Accrued professional fees	$536	-
Accrued employee costs	5	48
Accrued capital expenses	80	-
Other accrued expenses	183	-
Total Accrued expenses	$804	$48